Notes to unaudited pro forma consolidated balance sheet - Additional Information (Details) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	May 05, 2026 $ / shares	Apr. 02, 2026 $ / shares	Dec. 31, 2025 € / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Apr. 29, 2024 $ / shares
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Share-based payment arrangement, expense	$ 22.8	$ 22.8
HMH Holding Inc. [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Common stock, shares issued (in shares) | shares							1,000	1,000
Common stock, par value (in usd per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01
HMH Holding Inc. [Member] | Pro Forma [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Prepaids and other current assets							$ 21.3
Common stock, shares issued (in shares) | shares							200
Percentage of ownership interest held by parent							24.40%
Common stock, par value (in usd per share) | € / shares						€ 1
Non-controlling interests							$ 528.1
Percentage of economic interest held by principal stockholder							75.60%
Percentage of payment by principal stockholders							85.00%
Amount of tax receivable agreement							$ 3.4
Amount of principal stockholders tax receivable agreement							5.5
Deferred tax asset							42.9
Liabilities, Noncurrent							$ 33.0
Shares issued, price per share | $ / shares							$ 20
State corporate tax rate							25.00%
Offering cost, expense			$ 223.4
Repayments of shareholder loan			146.6
Proceeds from shareholder loan			9.5
Share-based payment arrangement, expense			21.2
HMH Holding Inc. [Member] | Pro Forma [Member] | Company and Non controlling Interests [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Ownership percentage							24.40%
Equity interest percentage							75.60%
HMH Holding Inc. [Member] | Pro Forma [Member] | IPO [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Proceeds from Issuance Initial Public Offering			$ 193.8
HMH Holding Inc. [Member] | Pro Forma [Member] | Minimum [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Additional paid-in capital							$ 3.4
HMH Holding Inc. [Member] | Pro Forma [Member] | Additional Paid-in Capital [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Additional paid-in capital							$ 528.4
Common Class B [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Common stock, par value (in usd per share) | $ / shares				$ 0.01	$ 0.01
Common Class B [Member] | HMH Holding Inc. [Member] | Pro Forma [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Common stock, par value (in usd per share) | $ / shares							$ 0.01
Common Class A [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Common stock, par value (in usd per share) | $ / shares					$ 0.01
Common Class A [Member] | HMH Holding Inc. [Member] | Pro Forma [Member]
Unaudited Pro Forma Consolidated Balance Sheet [Line Items]
Common stock, shares issued (in shares) | shares							902,504
Common stock, par value (in usd per share) | $ / shares							$ 0.01